Deposits (Schedule of Certificates of Deposits by Year of Maturity) (Details) $ in Thousands	Dec. 31, 2015 USD ($)
Deposits [Abstract]
Time Deposit Maturities, 2016	$ 129,839
Time Deposit Maturities, 2017	16,729
Time Deposit Maturities, 2018	45,860
Time Deposit Maturities, 2019	58,404
Time Deposit Maturities, 2020	26,286
Time Deposit Maturities, Thereafter	56
Time Deposits, Total	$ 277,174